Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Tax (expense) or benefit	¥ 28,950	¥ 33,481	¥ 113,113
Total	657,399	552,485	81,840
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	637,450	516,514	130,902
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(600,339)	(347,106)	(69,247)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(159,480)	(76,360)	599
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(440,859)	(270,746)	(69,846)
Reclassification adjustment, Current Period, before Tax	(337,313)	2,015	383
Reclassification adjustment, Current Period, Tax (expense) or benefit	(99,409)	11,268	(547)
Reclassification adjustment, Current Period, Net of Tax	(237,904)	(9,253)	930
Elimination of difference in reporting periods, Current period, Before tax	24,147	0	0
Elimination of difference in reporting periods, Current period, Tax	6,330	0	0
Elimination of difference in reporting periods, Current period, Net of tax	17,817	0	0
Other Comprehensive Income (Loss), before Tax	(287,173)	(349,121)	(69,630)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(66,401)	(87,628)	1,146
Total	(220,772)	(261,493)	(70,776)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	6,281	29,733	(32,523)
Net unrealized losses on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(227,053)	(291,226)	(38,253)
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	25,220	32,735	(126,007)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	7,722	10,025	(38,584)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	17,498	22,710	(87,423)
Reclassification adjustment, Current Period, before Tax	(444)	(885)	(5,851)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(136)	(271)	(1,792)
Reclassification adjustment, Current Period, Net of Tax	(308)	(614)	(4,059)
Other Comprehensive Income (Loss), before Tax	25,664	33,620	(120,156)
Other Comprehensive Income (Loss), Tax (expense) or benefit	7,858	10,296	(36,792)
Total	17,806	23,324	(83,364)
Net debt valuation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	0	0	0
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	17,806	23,324	(83,364)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(38,278)	(5,542)	44,255
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(10,600)	(1,825)	12,359
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(27,678)	(3,717)	31,896
Reclassification adjustment, Current Period, before Tax	(31,019)	12,200	(164)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(8,458)	3,143	115
Reclassification adjustment, Current Period, Net of Tax	(22,561)	9,057	(279)
Elimination of difference in reporting periods, Current period, Before tax	(14,251)	0	0
Elimination of difference in reporting periods, Current period, Tax	(3,736)	0	0
Elimination of difference in reporting periods, Current period, Net of tax	(10,515)	0	0
Other Comprehensive Income (Loss), before Tax	6,992	(17,742)	44,419
Other Comprehensive Income (Loss), Tax (expense) or benefit	1,594	(4,968)	12,244
Total	5,398	(12,774)	32,175
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	258	286	(197)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	5,140	(13,060)	32,372
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(129,100)	62,946	436,435
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(37,654)	17,350	133,404
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(91,446)	45,596	303,031
Reclassification adjustment, Current Period, before Tax	(98,428)	(7,042)	(22,504)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(27,313)	(1,689)	(6,479)
Reclassification adjustment, Current Period, Net of Tax	(71,115)	(5,353)	(16,025)
Elimination of difference in reporting periods, Current period, Before tax	(37,257)	0	0
Elimination of difference in reporting periods, Current period, Tax	(9,664)	0	0
Elimination of difference in reporting periods, Current period, Net of tax	(27,593)	0	0
Other Comprehensive Income (Loss), before Tax	6,585	69,988	458,939
Other Comprehensive Income (Loss), Tax (expense) or benefit	(677)	19,039	139,883
Total	7,262	50,949	319,056
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	489	1,443	1,520
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	6,773	49,506	317,536
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	958,705	853,517	(61,085)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	94,056	98,059	14,370
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	864,649	755,458	(75,455)
Reclassification adjustment, Current Period, before Tax	24,424	4,296	57,534
Reclassification adjustment, Current Period, Tax (expense) or benefit	7,480	1,317	17,738
Reclassification adjustment, Current Period, Net of Tax	16,944	2,979	39,796
Other Comprehensive Income (Loss), before Tax	934,281	849,221	(118,619)
Other Comprehensive Income (Loss), Tax (expense) or benefit	86,576	96,742	(3,368)
Total	847,705	752,479	(115,251)
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	12,921	4,509	(17,862)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 834,784	¥ 747,970	¥ (97,389)